Document and Entity Information	0 Months Ended
Jan. 03, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 03, 2014
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Jan. 03, 2014
Document Effective Date	Jan. 03, 2014
Prospectus Date	May 31, 2013
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Service Class
Risk/Return:
Trading Symbol	RSEMX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Investment Class
Risk/Return:
Trading Symbol	RSMCX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	RMUIX
Royce ISI Prospectus | Royce Focus Value Fund | Service Class
Risk/Return:
Trading Symbol	RYFVX
Royce ISI Prospectus | Royce Partners Fund | Service Class
Risk/Return:
Trading Symbol	RPTRX